Note 14 - Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets:
NOL Carryover	$ 1,493,600	$ 188,900
Related-party accrual	0	500
Depreciation	300	1,500
Payroll accrual	6,000	0
Deferred Tax Liabilities:
Less valuation allowance	(1,499,900)	(190,900)
Net deferred tax assets	$ 0	$ 0